Related party disclosures	12 Months Ended
Mar. 31, 2022
Related party disclosures

42. Related party disclosures

For the purpose of the consolidated financial statements, parties are considered to be related to the group, if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties and nature of related party relationship:

Nature of relationship	Name of related party

Key Management Personnel	Mr. Dhruv Shringi	Co-founder, CEO and Director
	Mr. Alok Vaish (resigned on October 11, 2019)	Chief Financial Officer
	Mr. Anuj Kumar Sethi (appointed from October 18, 2019)	Principal Accounting Officer
	Mr. Murlidhara Laxmikantha Kadaba	Non-executive Director
	Mr. Sanjay Arora (resigned from the Board effective April 30, 2021)	Non-executive Director
	Mr. Sean Agarwal (resigned from the Board effective January 18, 2022)	Non-executive Director
	Mr. Sudhir Kumar Sethi (resigned from the Board effective June 30, 2020)	Non-executive Director
	Ms. Neelam Dhawan (appointed from January 1, 2019)	Non-executive Director
	Mr. Roshan Mendis (appointed from January 17, 2022)	Non-executive Director
	Mr. Stephen Schifrin (appointed from May 1, 2021)	Non-executive Director

Entities having significant influence	E-18 Limited (till March 31, 2021)
IDG Ventures India Advisors Private Limited (till March 31, 2021)

Group Companies of entities having significant influence	Terrapin Partners, LLC
E-18 Limited (till March 31, 2021)
Reliance Retail Limited
Reliance Industries Limited
Reliance Jio Infocomm Limited
Reliance Payment Solutions Limited

Joint Venture Company	Adventure and Nature Network Private Limited

During the year, the Group entered into the following transactions, in the ordinary course of business on an arm’s length basis, with related parties:

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

	March 31,
	2020	2021	2022
Group Companies of entities having significant influence
Advertisement expense	(300)	-	-
Interest expense	(6,400)	-	-
Communication expense	698	649	-
Joint venture company			-
Rendering of services	-	(21)	-
Recovery of expenses	944	741	824
Loan given	4,200	19,500	2,500
Interest income	4,819	7,206	4,240
Commission expense	45	(1)	-
Investment in shares	3,500	-	-

	March 31,
	2021	2022

Group Companies of entities having significant influence
Trade payable	7,959	-
Trade receivable	3,317	-
Joint venture company
Prepayment and Other asset*	53,700	-
Trade receivable**	15,418	-
Other financial assets**	-	-

**	Provision for impairment on trade receivables have been recorded for INR 3,837 (March 31, 2021: INR Nil). Closing balance of trade receivables (net of allowance) as of March 31, 2022 is INR Nil (March 31, 2021: INR 15,418), refer to note 26.

**	Provision for impairment on loans to joint venture have been recorded for INR 72,719 (March 31, 2021: INR Nil). Closing balance of loans to joint venture (net of allowance) as of March 31, 2022 is INR Nil (March 31, 2021: INR Nil), refer to note 27.

The sales to and purchases from related parties are made on terms equivalent to those that prevails in arm’s length transactions. Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

	March 31,
	2020	2021	2022
Compensation of key management personnel of the Group
Short-term employee benefits	46,342	27,462	35,019
Contributions to defined contribution plans	180	259	340
Profit linked bonus	18,487	16,130	-
Directors Sitting fee’s	8,886	10,846	10,516
Share based payment	2,277	53,330	157,715
Total compensation paid to key management personnel	76,172	108,027	203,590

Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

The amount disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)